Series A Convertible Redeemable Preferred Share (Assumptions used in determining fair values of Series A Preferred shares) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Series A Convertible Redeemable Preferred Share [Abstract]
Risk-free interest rate (as a percent)	3.15%	2.91%
Volatility rate (as a percent)	55.26%	56.41%
Dividend yield (as a percent)	0.00%	0.00%
Discount rate (as a percent)	20.43%	22.97%